Property, plant and equipment, intangible assets and Right-of-use assets - Addtional information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property, plant and equipment	€ 1,200,000	€ 5,400,000
Unpaid investment decreased	100,000		€ 500,000
Rental Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to right-of-use assets	0	3,200,000
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold improvements	€ 600,000	€ 4,100,000